STOCK BASED COMPENSATION	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
25.	STOCK BASED COMPENSATION

On August 16, 2012, the Company issued employees a total of 100,000 shares of common stock valued at fair value of range from $0.40 per share for services rendered to the Company. On the same date, the Company issued 806,000 shares of common stock to a company to provide consulting services for the benefit of the Company. The fair value of the common stock issued was determined by using the trading price of the Company’s common stock on the date of issuance of $0.40 per share.

The Company calculated stock based compensation of $2,501,457 and $4,278,114, and recognized $90,600 and $1,069,529, $181,200 and $2,139,058 for the three months  and six months ended June 30, 2013 and 2012, respectively.  As of June 30, 2013, the deferred compensation balance was $90,600 and the deferred compensation balance of $90,600 was to be amortized over 3 months beginning on July 1, 2013.

30.	STOCK BASED COMPENSATION
On July 1, 2011 and July 11, 2011, the Company issued employees a total of 2,760,729 shares of common stock valued at fair value of range from $0.895 per share to $1.00 per share for services rendered to the Company. On July 11, 2011, the Company issued 1,800,000 shares of common stock to a company to provide consulting services for the benefit of the Company. The fair value of the common stock issued was determined by using the trading price of the Company’s common stock on the date of issuance of $0.895 per share.

The Company calculated stock based compensation of $4,278,114 and recognized $2,139,057 for the year ended December 31, 2011. As of December 31, 2011, the deferred compensation balance was $2,139,057, and the deferred compensation balance of $2,139,057 was to be amortized over 6 months beginning on January 1, 2012.

On August 16, 2012, the Company issued employees a total of 100,000 shares of common stock valued at fair value of range from $0.40 per share for services rendered to the Company. On the same date, the Company issued 906,000 shares of common stock to a company to provide consulting services for the benefit of the Company. The fair value of the common stock issued was determined by using the trading price of the Company’s common stock on the date of issuance of $0.40 per share.

The Company calculated stock based compensation of $2,501,457 and recognized $2,229,657 for the year ended December 31, 2012. As of December 31, 2012, the deferred compensation balance was $271,800 and this balance of $271,800 was to be amortized over 9 months beginning on January 1, 2013.